Submission	Mar. 26, 2025
Submission [Line Items]
Central Index Key	0002000046
Registrant Name	Fidelity Ethereum Fund
Registration File Number	333-278249
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Fidelity Ethereum Fund
Street 1	245 SUMMER STREET
Street 2	V13E
City	BOSTON
State or Country Code	MA
Zip Code	02210
Reporting FY End Date	Dec. 31, 2024